WARRANTS (Tables)	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Warrants Tables
Warrants issued and outstanding
	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2017	2,698,694	$5.11	$—	4.21
Granted:	37,500	3.00	—
Cancelled/Expired/Exercised	(4,671)	31.50	—
Outstanding at May 31,2017	2,731,523	$5.04	$—	3.98

	Warrants	Weighted average exercise price	Aggregate intrinsic value		Weighted average remaining contractual life (years)

Outstanding at February 29, 2015	580,604	$17.81		$72,250	3.33
Granted	354,000	$9.68		$-	-
Expired/ Exercised/ Cancelled	(21,090)	$22.19		$-	-
Outstanding at February 29, 2016	913,514	$14.56		$-	3.14
Granted	2,169,959	$2.97		$-	-
Expired/ Exercised/ Cancelled	(384,779)	$12.94		$-	-
Outstanding and expected to vest at February 28, 2017	2,698,694	$5.11	$		4.21

Warrants exercisable
Exercise Prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$2.00	164,888	2.39	164,888
$2.20	43,636	3.70	43,636
$3.00	2,152,908	0.11	2,152,908
$8.25	9,134	3.24	9,134
$10.50	126,978	2.85	126,978
$15.00	556	3.00	556
$18.75	695	3.00	695
$22.50	209,754	1.13	209,754
$31.50	21,241	1.32	21,241
$37.50	1,733	0.62	1,733
	2,731,523	3.98	2,731,523

Exercise Prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$2.00	164,888	2.57	164,888
$2.20	43,636	3.96	43,636
$3.00	2,115,408	0.12	2,115,408
$8.25	9,134	3.49	9,134
$10.50	126,978	3.10	126,978
$15.00	556	3.25	556
$18.75	695	3.25	695
$22.50	209,754	1.38	209,754
$31.50	25,912	1.30	25,912
$37.50	1,733	0.87	1,733
	2,698,694	4.21	2,698,694